Form N-PX

                     Annual Report of Proxy Voting Record of

                             SEI Daily Income Trust




                  Investment Company Act File Number: 811-3451




                                   Registrant
                             SEI Daily Income Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734




                                Agent for Service

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110



                     Date of Fiscal Year End: January 31



             Date of Reporting Period: July 1, 2003 to June 30, 2004




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                        Corporate Daily Income Portfolio

The Corporate Daily Income Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                                 GNMA Portfolio

The GNMA Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                             Government II Portfolio

The Government II Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                              Government Portfolio

The Government Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                   Intermediate Duration Government Portfolio

The Intermediate Duration Government Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                             Money Market Portfolio

The Money Market Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                           Prime Obligation Portfolio

The Prime Obligation Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.
                       Short Duration Government Portfolio

The Short Duration Government Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.



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                              Treasury II Portfolio

The Treasury II Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                               Treasury Portfolio

The Treasury Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.


                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                  SEI Daily Income Trust

                  By: /s/ signature
                  Edward D. Loughlin
                  President
                  Date: August 31, 2004